AMOUNTS DUE FROM RELATED PARTIES	6 Months Ended
Jun. 30, 2025
Amounts Due From Related Parties
AMOUNTS DUE FROM RELATED PARTIES

NOTE－6 AMOUNTS DUE FROM RELATED PARTIES

Amounts due from related parties consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Due from related parties #
- Soon Aik Global Pte. Ltd.(1)	3,140	-
- PT Heavy Machindo Diesel(2)	45	-
- EU Group Pte. Ltd.(3)	9	-
- Kiwami Corporation(2)	1	-

	3,195	-

# The related parties of the Company are as follows:

(1)	Soon Aik as the controlling shareholder of the Company
(2)	CE Neo is the sole owner of Soon Aik Holdings Pte. Ltd. (“SA Holdings”) and N-United Pte. Ltd. (“N-United”). SA Holdings is the parent entity of Spare-Parts Zone (Australia) Pty Ltd, and Branded Filters Pty Ltd, and an associated entity with Oceania Power & Solutions Pty Ltd. in Australia. N-United is the parent entity of PT Heavy Machindo Diesel in Indonesia and Kiwami Corporation in Japan.
(3)	Jimmy Neo owns a 50.0% equity stake in EU Holdings Pte. Ltd., which in turn is the parent entity of EU Group Pte. Ltd. and Jurong Barrels & Drums Industries Pte. Ltd..

The amounts are unsecured, interest-free and repayable on demand.